SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment		$ 7,370	$ 4,825	$ 9,218
Impairment		(26,932)	(41,755)	(43,379)
Inventory provision				(4,786)
Result after impairment		(19,562)	(36,930)	(38,947)
Unallocated expenses	[1]	(665)	(738)	(901)
Operating profit loss		(20,227)	(37,668)	(39,848)
Net financing expense (Note 3)		(2,956)	(2,207)	(2,292)
Loss before tax		(23,183)	(39,875)	(42,140)
Income tax credit (Note 9)		525	1,214	3,557
Loss for the year on continuing operations		(22,658)	(38,661)	(38,583)
Profit for the year on discontinued operations (Note 10)		568	(1,609)	(62,042)
(Loss)/Profit for the year		(22,090)	(40,270)	(100,625)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment		5,514	3,744	4,564
Impairment		(19,095)	(9,194)	(22,989)
Inventory provision				(335)
Result after impairment		(13,581)	(5,450)	(18,760)
Loss before tax		(18,402)	(8,863)	(23,594)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment		1,900	1,125	4,270
Impairment		(7,837)	(32,561)	(20,390)
Inventory provision				(4,451)
Result after impairment		(5,937)	(31,436)	(20,571)
Loss before tax		(9,590)	(35,821)	(23,787)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment		(44)	(44)	384
Impairment
Inventory provision
Result after impairment		(44)	(44)	384
Loss before tax		$ 4,809	$ 4,809	$ 5,241

[1]	Unallocated expenses represent head office general and administration costs of the Group which cannot be allocated to the results of any specific geographical area.